JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight & Logistics — 0.5%
SG Holdings Co. Ltd.	853,000	21,864,668
Yamato Holdings Co. Ltd.	606,000	15,035,323

		36,899,991

Airlines — 0.1%
ANA Holdings, Inc.*	263,900	5,612,068
Japan Airlines Co. Ltd.*	231,000	4,123,309

		9,735,377

Auto Components — 2.5%
Aisin Seiki Co. Ltd.	300,100	9,223,887
Bridgestone Corp.	1,026,100	38,229,903
Denso Corp.	872,700	48,509,151
JTEKT Corp.	412,700	3,667,144
Koito Manufacturing Co. Ltd.	213,400	13,768,472
NGK Spark Plug Co. Ltd.	284,500	5,307,065
NOK Corp.	203,000	2,648,919
Stanley Electric Co. Ltd.	258,500	8,086,534
Sumitomo Electric Industries Ltd.	1,334,100	17,808,262
Sumitomo Rubber Industries Ltd.	317,200	2,919,193
Toyoda Gosei Co. Ltd.	126,100	3,334,966
Toyota Boshoku Corp.	143,100	2,313,678
Toyota Industries Corp.	343,000	27,018,328
Yokohama Rubber Co. Ltd. (The)	220,800	3,477,687

		186,313,189

Automobiles — 6.5%
Honda Motor Co. Ltd.	2,887,600	76,252,005
Isuzu Motors Ltd.	1,033,800	9,886,075
Mazda Motor Corp.	1,007,200	7,180,405
Mitsubishi Motors Corp.*	1,148,800	2,611,857
Nissan Motor Co. Ltd.*	4,035,600	20,806,381
Subaru Corp.	1,028,200	19,751,967
Suzuki Motor Corp.	821,000	37,050,161
Toyota Motor Corp.	4,263,900	299,052,230
Yamaha Motor Co. Ltd.	530,200	11,696,891

		484,287,972

Banks — 4.2%
Aozora Bank Ltd.	199,000	3,667,647
Bank of Kyoto Ltd. (The)	128,500	6,743,102
Chiba Bank Ltd. (The)	1,239,100	6,739,602
Concordia Financial Group Ltd.	2,027,200	7,336,592
Fukuoka Financial Group, Inc.	323,300	5,783,363
Iyo Bank Ltd. (The)	542,300	3,112,541
Kyushu Financial Group, Inc.	738,700	2,954,341
Mebuki Financial Group, Inc.	1,973,200	3,820,294
Mitsubishi UFJ Financial Group, Inc.	21,623,400	97,646,533
Mizuho Financial Group, Inc.	4,255,700	56,100,066
Resona Holdings, Inc.	3,663,300	12,716,673
Seven Bank Ltd.	1,223,800	2,696,104
Shinsei Bank Ltd.	272,900	3,345,220
Shizuoka Bank Ltd. (The)	947,200	6,885,626
Sumitomo Mitsui Financial Group, Inc.	2,301,800	71,513,073
Sumitomo Mitsui Trust Holdings, Inc.	625,400	18,710,571

		309,771,348

Beverages — 1.0%
Asahi Group Holdings Ltd.	807,800	32,612,761
Coca-Cola Bottlers Japan Holdings, Inc.	255,400	3,877,224
Kirin Holdings Co. Ltd.	1,460,500	31,392,012
Suntory Beverage & Food Ltd.	210,700	7,360,230

		75,242,227

Biotechnology — 0.1%
PeptiDream, Inc.*	159,600	9,317,430

Building Products — 1.9%
AGC, Inc.	385,300	13,384,808
Daikin Industries Ltd.	488,100	103,053,750
Lixil Corp.	485,700	11,326,672
TOTO Ltd.	267,500	14,815,726

		142,580,956

Capital Markets — 1.0%
Daiwa Securities Group, Inc.	2,540,200	12,089,936
Japan Exchange Group, Inc.	895,400	20,903,546
Matsui Securities Co. Ltd.	189,500	1,473,612
Nomura Holdings, Inc.	5,089,300	26,927,740
SBI Holdings, Inc.	407,000	10,160,436

		71,555,270

Chemicals — 4.7%
Air Water, Inc.	388,500	6,280,986
Asahi Kasei Corp.	2,340,900	26,030,377
Daicel Corp.	476,500	3,624,799
DIC Corp.	138,100	3,381,156
JSR Corp.	356,300	10,872,719
Kaneka Corp.	117,500	4,219,784
Kansai Paint Co. Ltd.	429,200	12,633,521
Kuraray Co. Ltd.	597,000	6,395,926
Mitsubishi Chemical Holdings Corp.	2,371,500	16,220,891
Mitsubishi Gas Chemical Co., Inc.	346,300	7,923,677
Mitsui Chemicals, Inc.	342,000	9,799,909
Nippon Paint Holdings Co. Ltd.(a)	333,500	29,989,935
Nippon Sanso Holdings Corp.	352,600	6,797,118
Nippon Shokubai Co. Ltd.	61,400	3,438,904
Nissan Chemical Corp.	247,600	14,103,050
Nitto Denko Corp.	266,800	24,183,416
Shin-Etsu Chemical Co. Ltd.	665,400	115,831,949
Showa Denko KK	254,200	6,064,633
Sumitomo Chemical Co. Ltd.	2,773,700	13,056,901
Teijin Ltd.	332,800	6,088,399
Toray Industries, Inc.	2,728,900	17,805,314
Tosoh Corp.	544,100	9,330,062

		354,073,426

Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	472,800	8,149,740
Park24 Co. Ltd.*	191,800	3,642,932
Secom Co. Ltd.	356,000	32,256,828
Sohgo Security Services Co. Ltd.	143,600	7,066,224
Toppan Printing Co. Ltd.	589,800	8,388,162

		59,503,886

Construction & Engineering — 0.7%
JGC Holdings Corp.	429,500	4,866,190
Kajima Corp.	829,100	11,108,779
Kinden Corp.	225,700	3,626,706
Obayashi Corp.	1,210,400	10,138,566
Shimizu Corp.	1,171,500	8,252,358
Taisei Corp.	351,000	11,371,391

		49,363,990

Construction Materials — 0.1%
Taiheiyo Cement Corp.	211,300	5,260,745

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Consumer Finance — 0.2%
Acom Co. Ltd.	770,300	3,386,183
AEON Financial Service Co. Ltd.	190,700	2,290,159
Credit Saison Co. Ltd.	262,600	2,995,388
Hitachi Capital Corp.	82,700	2,040,371
Orient Corp.	1,009,000	1,147,675

		11,859,776

Containers & Packaging — 0.0%(b)
Toyo Seikan Group Holdings Ltd.	268,900	2,881,751

Diversified Consumer Services — 0.0%(b)
Benesse Holdings, Inc.	135,700	2,619,430

Diversified Financial Services — 0.6%
Mitsubishi UFJ Lease & Finance Co. Ltd.	897,000	4,389,188
ORIX Corp.	2,206,700	35,408,470
Tokyo Century Corp.	85,100	6,907,991

		46,705,649

Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	2,158,100	53,939,137

Electric Utilities — 0.7%
Chubu Electric Power Co., Inc.	1,208,400	14,800,166
Chugoku Electric Power Co., Inc. (The)(a)	544,300	6,711,698
Kansai Electric Power Co., Inc. (The)	1,378,800	13,518,292
Kyushu Electric Power Co., Inc.	797,400	7,397,583
Tohoku Electric Power Co., Inc.	837,400	7,186,980
Tokyo Electric Power Co. Holdings, Inc.*	1,347,400	5,168,505

		54,783,224

Electrical Equipment — 2.6%
Fuji Electric Co. Ltd.	253,600	10,104,918
Mabuchi Motor Co. Ltd.	91,600	3,777,298
Mitsubishi Electric Corp.	3,595,500	54,848,662
Nidec Corp.	923,800	122,937,650

		191,668,528

Electronic Equipment, Instruments & Components — 6.8%
Alps Alpine Co. Ltd.	341,100	4,558,338
Canon Marketing Japan, Inc.	86,300	1,893,605
Hamamatsu Photonics KK	250,200	14,512,142
Hirose Electric Co. Ltd.	57,100	8,965,171
Hitachi Ltd.	1,622,000	66,818,797
Ibiden Co. Ltd.	220,600	10,236,595
Keyence Corp.	317,900	170,674,522
Kyocera Corp.	591,800	37,929,796
Murata Manufacturing Co. Ltd.	1,076,800	103,424,544
Omron Corp.	344,300	30,503,806
Shimadzu Corp.	463,400	17,716,345
TDK Corp.	214,700	34,715,272
Yokogawa Electric Corp.	401,500	8,679,777

		510,628,710

Entertainment — 2.3%
DeNA Co. Ltd.	140,700	2,626,716
Konami Holdings Corp.	162,700	9,970,512
Nexon Co. Ltd.	754,800	22,903,196
Nintendo Co. Ltd.	199,300	114,724,133
Square Enix Holdings Co. Ltd.	147,400	8,476,036
Toho Co. Ltd.	231,700	8,974,882

		167,675,475

Equity Real Estate Investment Trusts (REITs) — 1.5%
Advance Residence Investment Corp.(a)	2,271	6,741,970
Daiwa House REIT Investment Corp.	3,354	9,035,060
GLP J-REIT	7,283	11,733,257
Japan Prime Realty Investment Corp.	1,563	5,514,472
Japan Real Estate Investment Corp.	2,271	13,839,115
Japan Retail Fund Investment Corp.	4,309	8,176,484
Nippon Building Fund, Inc.	2,759	16,664,513
Nippon Prologis REIT, Inc.	4,119	13,427,474
Nomura Real Estate Master Fund, Inc.	7,937	12,084,667
Orix JREIT, Inc.	4,643	7,785,554
United Urban Investment Corp.	5,256	7,150,878

		112,153,444

Food & Staples Retailing — 1.8%
Aeon Co. Ltd.(a)	1,465,500	45,912,287
Cosmos Pharmaceutical Corp.	35,700	5,443,118
Kobe Bussan Co. Ltd.	201,900	5,592,611
Lawson, Inc.	81,300	3,948,558
Matsumotokiyoshi Holdings Co. Ltd.	155,200	6,155,248
Seven & i Holdings Co. Ltd.	1,339,400	51,149,042
Sundrug Co. Ltd.	117,600	4,665,674
Tsuruha Holdings, Inc.	61,700	8,193,185
Welcia Holdings Co. Ltd.	177,300	6,006,655

		137,066,378

Food Products — 1.8%
Ajinomoto Co., Inc.	924,700	21,865,598
Calbee, Inc.	194,700	5,757,928
Ezaki Glico Co. Ltd.	91,500	4,020,345
Kewpie Corp.	201,400	4,644,081
Kikkoman Corp.	327,100	23,081,130
MEIJI Holdings Co. Ltd.	247,700	16,907,994
NH Foods Ltd.	177,600	7,610,744
Nisshin Seifun Group, Inc.	433,000	7,288,251
Nissin Foods Holdings Co. Ltd.	140,600	12,152,629
Toyo Suisan Kaisha Ltd.	164,900	8,115,442
Yakult Honsha Co. Ltd.	269,600	13,770,327
Yamazaki Baking Co. Ltd.	297,200	5,471,783

		130,686,252

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	694,500	12,843,178
Toho Gas Co. Ltd.	161,100	9,470,426
Tokyo Gas Co. Ltd.	650,200	14,247,655

		36,561,259

Health Care Equipment & Supplies — 2.8%
Asahi Intecc Co. Ltd.	384,300	12,617,485
Hoya Corp.	626,300	80,137,532
Olympus Corp.	2,160,100	39,056,286
Sysmex Corp.	276,000	32,198,819
Terumo Corp.	1,210,400	47,043,015

		211,053,137

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	351,700	7,011,123
Medipal Holdings Corp.	350,000	7,166,166
Suzuken Co. Ltd.	133,700	5,178,045

		19,355,334

Health Care Technology — 0.8%
M3, Inc.	721,100	60,698,381

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Holdings Co. Japan Ltd.	115,400	5,627,451
Oriental Land Co. Ltd.	382,500	59,865,606

		65,493,057

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Household Durables — 4.4%
Casio Computer Co. Ltd.	389,600	6,883,072
Haseko Corp.	416,200	4,905,832
Iida Group Holdings Co. Ltd.	315,400	6,957,567
Nikon Corp.	587,500	4,682,040
Panasonic Corp.	3,908,400	50,739,801
Rinnai Corp.	66,000	6,893,595
Sekisui Chemical Co. Ltd.	756,000	13,635,356
Sekisui House Ltd.	1,088,600	21,032,257
Sharp Corp.	346,300	7,193,309
Sony Corp.	2,110,200	201,972,858

		324,895,687

Household Products — 0.7%
Lion Corp.	496,500	11,347,989
Pigeon Corp.	203,700	9,165,474
Unicharm Corp.	739,500	33,166,163

		53,679,626

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	287,900	4,700,288

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	184,000	8,388,328
Toshiba Corp.	703,500	22,973,622

		31,361,950

Insurance — 2.3%
Dai-ichi Life Holdings, Inc.	1,905,700	29,036,756
Japan Post Holdings Co. Ltd.	2,490,600	19,806,675
Japan Post Insurance Co. Ltd.	339,200	6,662,315
MS&AD Insurance Group Holdings, Inc.	806,500	23,204,111
Sompo Holdings, Inc.	622,700	24,865,858
T&D Holdings, Inc.	1,008,800	11,756,378
Tokio Marine Holdings, Inc.	1,171,800	57,559,855

		172,891,948

Interactive Media & Services — 0.5%
Kakaku.com, Inc.	215,600	6,244,316
Z Holdings Corp.	4,448,500	27,635,555

		33,879,871

Internet & Direct Marketing Retail — 0.3%
Mercari, Inc.*	162,500	7,829,186
Rakuten, Inc.	1,367,200	13,456,965
ZOZO, Inc.	157,400	4,407,677

		25,693,828

IT Services — 2.3%
Fujitsu Ltd.	316,500	48,297,869
GMO Payment Gateway, Inc.	70,400	10,029,827
Itochu Techno-Solutions Corp.	156,500	5,517,268
NEC Corp.	459,900	25,022,602
Nomura Research Institute Ltd.	658,500	22,181,178
NTT Data Corp.	1,081,200	15,527,262
Obic Co. Ltd.	115,800	21,666,633
Otsuka Corp.	187,700	9,450,877
SCSK Corp.	82,500	4,588,466
TIS, Inc.	391,300	8,701,214

		170,983,196

Leisure Products — 1.1%
Bandai Namco Holdings, Inc.	366,300	31,234,803
Sega Sammy Holdings, Inc.	290,400	4,625,196
Shimano, Inc.	141,600	33,201,370
Yamaha Corp.	275,100	15,503,639

		84,565,008

Machinery — 5.8%
Amada Co. Ltd.	602,900	6,787,971
Daifuku Co. Ltd.	210,600	24,035,275
FANUC Corp.	321,400	83,907,660
Harmonic Drive Systems, Inc.	67,800	5,065,752
Hino Motors Ltd.	480,000	4,137,203
Hitachi Construction Machinery Co. Ltd.	181,000	5,276,058
Hoshizaki Corp.	94,100	8,352,312
Kawasaki Heavy Industries Ltd.*	278,400	5,916,193
Komatsu Ltd.	1,629,000	44,633,793
Kubota Corp.	1,918,700	42,156,060
Kurita Water Industries Ltd.	183,100	7,432,072
Makita Corp.	469,900	22,423,539
MINEBEA MITSUMI, Inc.	720,400	15,988,210
MISUMI Group, Inc.	475,500	15,482,245
Mitsubishi Heavy Industries Ltd.	561,200	16,119,520
Nabtesco Corp.	208,500	9,352,902
NGK Insulators Ltd.	461,400	8,080,241
NSK Ltd.	820,300	7,437,438
SMC Corp.	111,000	67,173,084
Sumitomo Heavy Industries Ltd.	205,400	5,715,779
THK Co. Ltd.	205,800	6,539,462
Yaskawa Electric Corp.	451,300	23,146,465

		435,159,234

Marine — 0.2%
Mitsui OSK Lines Ltd.	202,300	5,492,130
Nippon Yusen KK	282,500	6,507,017

		11,999,147

Media — 0.5%
CyberAgent, Inc.	165,500	10,361,051
Dentsu Group, Inc.	405,900	12,946,323
Fuji Media Holdings, Inc.	76,700	890,330
Hakuhodo DY Holdings, Inc.	502,900	7,287,416
Nippon Television Holdings, Inc.	84,900	975,885
TBS Holdings, Inc.	60,100	1,170,732

		33,631,737

Metals & Mining — 0.8%
Hitachi Metals Ltd.	337,800	5,389,494
JFE Holdings, Inc.*	964,200	8,365,735
Maruichi Steel Tube Ltd.	131,500	2,839,082
Mitsubishi Materials Corp.	217,400	4,619,247
Nippon Steel Corp.*	1,597,500	18,453,690
Sumitomo Metal Mining Co. Ltd.	460,600	19,970,718

		59,637,966

Multiline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	666,100	4,095,315
Izumi Co. Ltd.	74,300	2,670,151
J Front Retailing Co. Ltd.	456,700	3,783,612
Marui Group Co. Ltd.	380,000	6,810,035
Pan Pacific International Holdings Corp.	1,010,100	22,682,623
Ryohin Keikaku Co. Ltd.	447,500	10,700,094
Seria Co. Ltd.	74,800	2,604,614

		53,346,444

Oil, Gas & Consumable Fuels — 0.6%
ENEOS Holdings, Inc.	5,412,200	21,934,275
Idemitsu Kosan Co. Ltd.	412,852	9,695,394
Inpex Corp.	1,815,300	10,507,956

		42,137,625

Investments	Shares	Value ($)
Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,698,200	10,266,547

Personal Products — 1.7%
Kao Corp.	808,300	58,647,662
Kobayashi Pharmaceutical Co. Ltd.	88,000	9,909,608
Kose Corp.	59,500	9,562,773
Pola Orbis Holdings, Inc.	140,900	2,820,702
Shiseido Co. Ltd.	671,300	43,580,480

		124,521,225

Pharmaceuticals — 6.4%
Astellas Pharma, Inc.	3,118,100	50,613,110
Chugai Pharmaceutical Co. Ltd.	1,071,300	56,060,204
Daiichi Sankyo Co. Ltd.	3,061,400	98,549,571
Eisai Co. Ltd.	493,000	35,980,863
Hisamitsu Pharmaceutical Co., Inc.	141,400	8,469,223
Kyowa Kirin Co. Ltd.	422,000	12,508,544
Nippon Shinyaku Co. Ltd.	96,500	7,104,200
Ono Pharmaceutical Co. Ltd.	828,700	24,735,960
Otsuka Holdings Co. Ltd.	936,700	39,998,435
Santen Pharmaceutical Co. Ltd.	671,500	11,105,824
Shionogi & Co. Ltd.	470,500	25,543,459
Sumitomo Dainippon Pharma Co. Ltd.	323,100	5,252,356
Taisho Pharmaceutical Holdings Co. Ltd.	88,500	5,787,855
Takeda Pharmaceutical Co. Ltd.	2,640,700	92,872,452
Tsumura & Co.	119,000	3,872,138

		478,454,194

Professional Services — 1.9%
Nihon M&A Center, Inc.	249,500	14,448,263
Persol Holdings Co. Ltd.	320,800	6,016,825
Recruit Holdings Co. Ltd.	2,841,500	123,597,936

		144,063,024

Real Estate Management & Development — 2.2%
Aeon Mall Co. Ltd.	162,300	2,627,447
Daito Trust Construction Co. Ltd.	118,800	12,380,622
Daiwa House Industry Co. Ltd.	1,110,600	31,486,455
Hulic Co. Ltd.	831,500	9,400,969
Mitsubishi Estate Co. Ltd.	2,337,300	36,976,063
Mitsui Fudosan Co. Ltd.	1,618,400	32,849,692
Nomura Real Estate Holdings, Inc.	200,900	4,487,284
Sumitomo Realty & Development Co. Ltd.	800,000	24,148,654
Tokyo Tatemono Co. Ltd.	348,400	4,703,571
Tokyu Fudosan Holdings Corp.	1,013,400	5,726,392

		164,787,149

Road & Rail — 3.2%
Central Japan Railway Co.	344,000	49,258,115
East Japan Railway Co.	629,100	41,496,783
Hankyu Hanshin Holdings, Inc.	422,600	13,673,231
Keikyu Corp.	464,000	7,442,578
Keio Corp.	204,300	14,951,712
Keisei Electric Railway Co. Ltd.	285,800	9,704,017
Kintetsu Group Holdings Co. Ltd.	322,600	13,577,847
Kyushu Railway Co.	264,700	5,558,980
Nagoya Railroad Co. Ltd.	331,000	8,430,482
Nankai Electric Railway Co. Ltd.	192,200	4,669,153
Nippon Express Co. Ltd.	144,500	9,817,558
Odakyu Electric Railway Co. Ltd.	585,200	17,010,296
Seibu Holdings, Inc.	449,300	4,126,049
Tobu Railway Co. Ltd.	349,300	9,856,688
Tokyu Corp.	951,800	11,191,457
West Japan Railway Co.	323,600	17,251,428

		238,016,374

Semiconductors & Semiconductor Equipment — 2.7%
Advantest Corp.	335,000	26,474,070
Disco Corp.	52,600	17,111,731
Lasertec Corp.	130,500	17,480,214
Renesas Electronics Corp.*	1,677,400	19,141,558
Rohm Co. Ltd.	144,800	14,691,826
SUMCO Corp.	421,900	8,897,050
Tokyo Electron Ltd.	264,600	100,614,909

		204,411,358

Software — 0.3%
Oracle Corp.	57,800	6,809,882
Trend Micro, Inc.	230,000	12,658,050

		19,467,932

Specialty Retail — 2.2%
ABC-Mart, Inc.	55,100	3,134,084
Fast Retailing Co. Ltd.	112,900	97,040,058
Hikari Tsushin, Inc.	33,600	7,046,422
K’s Holdings Corp.	329,300	4,452,741
Nitori Holdings Co. Ltd.	144,000	28,578,677
Shimamura Co. Ltd.	46,900	5,208,661
USS Co. Ltd.	366,800	7,222,884
Workman Co. Ltd.(a)	44,500	3,669,860
Yamada Holdings Co. Ltd.	1,307,300	6,664,394

		163,017,781

Technology Hardware, Storage & Peripherals — 1.4%
Brother Industries Ltd.	433,700	9,670,884
Canon, Inc.	1,782,900	39,440,436
FUJIFILM Holdings Corp.	673,200	38,562,247
Ricoh Co. Ltd.	1,148,500	8,707,860
Seiko Epson Corp.	547,700	9,330,023

		105,711,450

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	321,500	5,658,863

Tobacco — 0.5%
Japan Tobacco, Inc.	1,840,200	36,554,273

Trading Companies & Distributors — 3.4%
ITOCHU Corp.	2,364,100	67,705,436
Marubeni Corp.	2,767,500	18,388,134
Mitsubishi Corp.	2,365,300	59,918,058
Mitsui & Co. Ltd.	2,728,500	50,626,171
MonotaRO Co. Ltd.(a)	205,300	10,287,277
Sojitz Corp.	1,842,100	4,264,327
Sumitomo Corp.	1,986,600	26,371,217
Toyota Tsusho Corp.	398,900	15,580,868

		253,141,488

Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.(a)	124,000	6,523,528
Kamigumi Co. Ltd.	189,300	3,339,445
Mitsubishi Logistics Corp.	135,500	3,773,142

		13,636,115

Wireless Telecommunication Services — 4.4%
KDDI Corp.	2,746,500	80,727,137
SoftBank Corp.	2,645,400	34,751,196

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SoftBank Group Corp.	2,767,400	214,398,766

		329,877,099

TOTAL COMMON STOCKS (Cost $6,635,847,074)		7,439,883,156

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	11,987,814	11,989,012
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	2,082,841	2,082,841

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,071,853)		14,071,853

Total Investments—100.0% (Cost $6,649,918,927)		7,453,955,009
Other Assets Less Liabilities — 0.0%(b)		2,878,581

Net Assets — 100.0%		7,456,833,590

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $13,047,921.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	92	03/2021	JPY	15,963,530	112,089

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$7,439,883,156	$—	$7,439,883,156
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	14,071,853	—	—	14,071,853

Total Investments in Securities	$14,071,853	$7,439,883,156	$—	$7,453,955,009

Appreciation in Other Financial Instruments
Futures Contracts	$112,089	$—	$—	$112,089

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$3,989,013	$74,999,999	$67,000,000	$(798)	$798	$11,989,012	11,987,814	$12,527	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,126,935	89,288,004	88,332,098	—	—	2,082,841	2,082,841	712	—

Total	$5,115,948	$164,288,003	$155,332,098	$(798)	$798	$14,071,853		$13,239	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.